Statements Of Operations (USD $)	3 Months Ended		9 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Mar. 31, 2013
Statements Of Operations
Net sales	$ 781,253	$ 573,335	$ 2,046,338	$ 1,437,330
Cost of sales	474,931	366,067	1,223,961	847,291
Gross profit	306,322	207,268	822,377	590,039
Selling and administrative expenses	370,434	234,981	926,852	711,714
Loss from operations	(64,112)	(27,713)	(104,475)	(121,675)
Other income (expense)
Interest expense	(20,973)	(8,579)	(42,094)	(23,631)
Other income (expense)	1,454	179	2,163	179
Total other expense	(19,519)	(8,400)	(39,931)	(23,452)
Loss before income taxes	(83,631)	(36,113)	(144,406)	(145,127)
Income taxes
Net loss	$ (83,631)	$ (36,113)	$ (144,406)	$ (145,127)
Loss per share:
Loss per share: Basic	$ (0.001)	$ (0.001)	$ (0.002)	$ (0.002)
Loss per share: Diluted	$ (0.001)	$ (0.001)	$ (0.002)	$ (0.002)
Weighted average share outstanding:
Weighted average share outstanding: Basic	64,326,051	64,470,950	64,430,687	63,953,607
Weighted average share outstanding: Diluted	64,326,051	64,470,950	64,430,687	63,953,607